Financial risk management: Short term liquidity (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial risk management:
Current assets	$ 18,733,197	$ 18,080,170
Current liabilities	4,827,227	5,563,973
Short term position (liquidity)	$ 13,905,970	$ 12,516,197